UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-23c-3
Notification of Repurchase Offer
Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1. Investment Company Act File Number: 811-23319	Date of Notification: February 6, 2019

2. Exact name of Investment Company as specified in registration statement:

OFI Carlyle Private Credit Fund

3. Address of principal executive office: (number, street, city, state, zip code)

6803 South Tucson Way
Centennial, CO 80112

4. Check one of the following:

A.	☒ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	☐ The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	☐ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Joseph Benedetti
Joseph Benedetti
Secretary

OFI Carlyle Private Credit Fund

Notice of Quarterly Repurchase Offer

IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE

February 6, 2019

Dear Shareholder,

The purpose of this notice is to inform you of the quarterly repurchase offer for the OFI Carlyle Private Credit Fund (the “Fund”).  The Fund offers to repurchase shares only during each regularly scheduled quarterly repurchase offer period.  If you do not wish to sell your shares at this time, please disregard this notice.  You will be notified next quarter at the beginning of the repurchase offer period, and you will receive new documents for that repurchase offer.

This repurchase offer period will begin on February 6, 2019 and end on March 15, 2019.  You will not be charged any fees by the Fund for selling your shares in conjunction with this repurchase offer.

If you plan to sell your shares in this repurchase offer period, you can do so in one of the following two ways:

1.
If you own shares through a broker/dealer or adviser, please contact your financial professional.  You should NOT submit the attached form directly to the Fund.  When submitting the attached form to your broker/dealer or adviser, please note that there may be additional documents you are required to complete.  Please consider processing time at the broker/dealer that may be needed prior to the Fund’s deadline.

2.	If you have a direct account held with the Fund please complete, sign and date the enclosed repurchase request form (“Repurchase Request Form”).

All Repurchase Request Forms must be completed in proper form and received by DST Systems, Inc., the Fund’s Sub-Transfer Agent, by 4:00 pm, Eastern Time, on March 15, 2019, to be included in this quarter’s repurchase.  The repurchase request deadline (“Repurchase Request Deadline”) will be strictly observed. If you fail to submit your Repurchase Request Form in proper form to DST Systems, Inc. prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new Repurchase Request Form for that offer. Shares would be subject to net asset value fluctuation during that time.

For details of the offer, please refer to the attached repurchase offer document or you may call us at 833-677-3646.

Sincerely,

OFI Carlyle Private Credit Fund

OFI Carlyle Private Credit Fund

REPURCHASE OFFER

1. The Offer. OFI Carlyle Private Credit Fund (the “Fund”) is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding Class A, Class I, Class L, and Class Y shares (each, a “Class of Shares” and collectively, the “Shares”) at a price equal to the net asset value (“NAV”) of each Class of Shares as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these Shares. This offer is not conditioned on the tender of any minimum number of Shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s currently effective prospectus and statement of additional information.

2. Net Asset Value. The NAV of each Class of Shares at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date (defined below). The Fund’s NAV and the NAV of each Class of Shares can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated below or the date on which you return your Repurchase Request Form. The current NAV may be obtained by calling 833-677-3646 and asking for the most recent price. The Shares of the Fund are not traded on any organized market or securities exchange.  On January 31, 2019, the NAV per share of each Class of Shares of the Fund was:

Class A	$9.70
Class I	$9.70
Class L	$9.70
Class Y	$9.69

3. Repurchase Request Deadline. All Repurchase Request Forms must be received in proper form by 4:00 p.m., Eastern Time, on March 15, 2019.

4. Repurchase Pricing Date. The Fund anticipates that the NAV of each Class of Shares used to calculate the repurchase price of such Class will be determined on March 29, 2019 (the “Repurchase Pricing Date”). The Fund may use an earlier repurchase pricing date if it appears that the earlier date is not likely to result in significant dilution of the NAVs of either the Shares tendered for repurchase or the Shares that are not tendered for repurchase. This may be higher or lower than the NAV on the date on which you return your Repurchase Request Form.

5. Payment for Shares Repurchased. The Fund expects to make payments for all Shares repurchased no more than seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6. Increase in Number of Shares Repurchased. If shareholders tender for repurchase more than five percent (5%) of the Fund’s outstanding Shares (“Repurchase Offer Amount”), the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed two percent (2%) of the outstanding Shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by shareholders who own less than one hundred (100) Shares and who tender all of their Shares, before prorating other amounts tendered.

7. Withdrawal or Modification. Tenders of Shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on March 15, 2019.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board of Trustees, including a majority of the independent Trustees, and only in the following limited circumstances:

•	If the repurchase of Shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

•
For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

•	For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund’s NAV; and

•	For any other periods that the U.S. Securities and Exchange Commission may permit by order for the protection of shareholders.

9. Tax Consequences. You should review the tax information in the Fund’s prospectus and statement of additional information and consult with your tax adviser regarding any specific consequences, including potential state and local tax consequences, of participating in the repurchase. Generally, any tender of Shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the Shares have been held by you.

10. Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of Shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of Shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any Shares if, in the opinion of Fund’s counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of Shares, whether generally or with respect to any particular Shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of Shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of Shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, OC Private Capital, LLC (the “Adviser”),  Carlyle Global Credit Investment Management L.L.C. (the “Sub-Adviser”), OFI Global Asset Management, Inc. (the “Transfer Agent”), DST Systems, Inc. (the “Sub-Transfer Agent”), OppenheimerFunds Distributor, Inc. (the “Distributor”) nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Adviser, the Sub-Adviser, the Transfer Agent, the Sub-Transfer Agent nor the Distributor is or will be obligated to ensure that your financial consultant, or any broker-dealer or any other third party through which your Shares may be held or registered, submits to you this Repurchase Offer or submits your tender of Shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision as to whether or not to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund’s currently effective prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund. For additional information about this Repurchase Offer, contact your financial professional.

If you are selling your shares, this form must be received by
4:00 PM, EASTERN TIME, FRIDAY, MARCH 15, 2019

Return this completed form by the deadline to any of the below options (except for Medallion Signature Guarantee which MUST be sent by Regular Mail or Overnight Mail):

Regular Mail: OFI Carlyle Private Credit Fund PO Box 219895 Kansas City, MO 64121-9895	Overnight Mail: OFI Carlyle Private Credit Fund c/o DST Systems, Inc. STE 219895 430 W 7th Street Kansas City, MO 64105-1407	Fax: 833 742 3078	Email: OFIGlobalProcessing@dstsystems.com

If you do not want to sell your shares at this time, please disregard this form.  NO action is required.
If you purchased or own shares of the OFI Carlyle Private Credit Fund through a Broker/Dealer or Financial Adviser, please contact your financial professional.  You should NOT submit this form directly.

1 | Account Information
Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

Account Name:

Account Number:

2 | Repurchase Information
Please select one of the following.  If Partial Shares please enter the number of shares:

O All Shares	O Partial Shares

Note:  A request that does not specify all or a number of shares will be rejected.

3 | Payment and Delivery Instructions

Please select where the proceeds should be sent:

O	To bank account on file

O	To address of record via check

O	To custodial account, if held at a broker/dealer

O	To other (Note: Medallion Signature Guarantee will be required if Other is selected.)

If to other, please provide instructions below:

4 | Acknowledgments and Signatures
•
By asking the Fund to repurchase shares, I (we) accept the Fund’s repurchase offer as provided in this form, the accompanying Notice of Quarterly Repurchase Offer, Repurchase Offer, and the Fund’s Prospectus.

•
I (we) understand that this quarterly repurchase offer is limited to five percent (5%) of the outstanding shares of the OFI Carlyle Private Credit Fund (the “Fund”) and, that, if the offer is oversubscribed, the Fund may not purchase the full amount of the shares that I am (we are) requesting, in which case the Fund will repurchase shares on a pro rata basis.

•	Alterations to this form are prohibited and the request will be rejected.

•	To prevent backup withholding please ensure that a completed and signed application form or a Form W-9 (or Form W-8 for Non-U.S. shareholders) has been previously submitted.

Your signature(s) below must correspond exactly with the Authorized Person(s) elected on the account.

x
	Signature of Investor (REQUIRED)	Date (mm/dd/yyyy)	Title (if the account is held by a trust, corporation, estate, partnership or other entity)

x
	Signature of Joint Investor (IF APPLICABLE)	Date (mm/dd/yyyy)	Title (if the account is held by a trust, corporation, estate, partnership or other entity)

x
	Signature of Joint Investor (IF APPLICABLE)	Date (mm/dd/yyyy)	Title (if the account is held by a trust, corporation, estate, partnership or other entity)

x
	Signature of Joint Investor (IF APPLICABLE)	Date (mm/dd/yyyy)	Title (if the account is held by a trust, corporation, estate, partnership or other entity)

Medallion Signature Guarantee is required if any of the following are true:

(i)	Repurchase request is for an amount greater than or equal to $100,000; or
(ii)	Proceeds of the repurchase are to be made payable via check to someone other than the registered account’s owner(s); or
(iii)	Proceeds of the repurchase are to be sent to a bank account not on file; or
(iv)	Proceeds of the repurchase are to be made payable as the account is registered but mailed to an address other than the address of record on the account.

Please contact the Fund at 833 677 3646 or your Financial Advisor to determine if a Medallion Signature Guarantee is necessary for your repurchase.

Name of Guarantor (please print)	Title of Guarantor

x
Signature of Guarantor	Date

Signature Guaranteed by:	(if necessary for additional signers) Signature Guaranteed by: